Subsequent events	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
33.
Subsequent events

- On January 20, 2026, the Company refinanced the USD$95.5 million credit line maturing on that date with Scotiabank Inverlat, S.A., through the execution of a new financing agreement with The Bank of Nova Scotia, with a 12‑month term and monthly interest payments at a variable rate of 1‑month SOFR plus 50 basis points, with no additional fees. The principal will be payable at maturity on January 19, 2027, with an option for early repayment without penalty.

- On March 19, 2026, the Company refinanced the USD$95.5 million credit line maturing on that date with BBVA Bancomer , S.A., through the execution of a new financing agreement with The same institution, the new loan has a six-month term, with the option to extend for an additional six months, with interest payable monthly at a variable rate equivalent to SOFR plus 40 basis points. It also includes a structuring fee of 10 basis points and, if the extension option is exercised, an additional fee of 10 basis points.

- On March 23, 2026, the Company paid the maturity of the bond certificate identified as “GAP 23L,” equivalent to 11.2 million certificates for a total amount of Ps.1,120.0 million. The payment was made using proceeds from a new credit facility with Scotiabank Inverlat, S.A. for Ps.1,120.0 million, with a 12-month term and an interest rate equivalent to TIIE Funding plus 44 basis points during the first two months, and plus 51 basis points starting from the third month. This facility does not include fees or breakage costs.

- On March 31, 2026, the Company issued Ps.10,718.0 million in long-term debt securities. The issuance was structured in two tranches i) Ps.2,767.0 million under the ticker symbol “GAP 26” at a variable interest rate of TIIE Funding plus 45 basis points, with principal due on March 27, 2029; and ii) Ps.7,951.0 million under the ticker symbol “GAP 26-2,” which pays interest every 182 days at a fixed annual rate of 9.87%, with principal due on March 18, 2036. Proceeds were allocated to capital investments and finance the acquisition of the remaining 25% equity interest in CBX as part of our Pending Business Combination.

The accompanying consolidated financial statements were authorized for issuance in the Company’s annual report on Form 20-F, by the Chief Executive Officer and the Chief Financial Officer of Grupo Aeroportuario del Pacífico, S.A.B. de C.V. on April 17, 2026, hereby updated for subsequent events, to be filed with the United States Securities and Exchange Commission